GOODWILL - Changes in the net carrying amount of goodwill - Net carrying amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill	$ 515,016	$ 535,932	$ 535,932
Cost
Goodwill
Goodwill	548,327	569,243
Accumulated amortization
Goodwill
Goodwill	$ (33,311)	$ (33,311)